Supplemental Cash Flow Information - Net change (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net change in proceeds managed
Net change in fixed income securities	$ 234	$ 259	$ (584)
Net change in short-term investments	(568)	(255)	295
Operating cash flow (used) provided	(334)	4	(289)
Net change in cash	0	1	0
Net change in proceeds managed	(334)	5	(289)
Net change in liabilities
Liabilities for collateral, beginning of year	(1,124)	(1,129)	(840)
Liabilities for collateral, end of year	(1,458)	(1,124)	(1,129)
Operating cash flow provided (used)	$ 334	$ (5)	$ 289